Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2025
Textblock 1 [Abstract]
Summary of Details of Cash Flows Generated from Operations
(a)
Details of cash flows generated from operations for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Profit (loss) for the year	~~W~~	(2,576,729)	(2,409,300)	303,807
Adjustments for:
Income tax expense (benefit) (Note 22)		(762,712)	217,760	197,882
Depreciation and amortization (Note 18)		4,213,742	5,125,637	4,354,145
Gain on foreign currency translation		(313,378)	(587,019)	(46,390)
Loss on foreign currency translation		241,701	979,061	320,723
Post-employment benefit (Note 13)		149,937	130,014	130,315
Gain on disposal of assets held for sale		—	—	(759,387)
Gain on disposal of property, plant and equipment		(34,961)	(51,792)	(45,504)
Loss on disposal of property, plant and equipment		102,453	76,771	89,049
Impairment loss on property, plant and equipment		60,072	98,525	161,579
Gain on disposal of intangible assets		(1,989)	(25)	(1,592)
Loss on disposal of intangible assets		55	388	—
Impairment loss on intangible assets		54,833	72,490	55,292
Expense on increase of provision		101,846	119,141	93,448
Finance income		(594,944)	(511,068)	(449,117)
Finance costs		1,162,598	1,480,007	888,521
Equity in loss (income) of equity method accounted investees, net		3,061	(5,412)	(2,483)
Others		(7,279)	(89,979)	(381)
Changes in:
Trade accounts and notes receivable		(1,013,938)	(395,513)	24,354
Other accounts receivable		39,377	(142,775)	262,409
Inventories		336,993	(85,850)	203,867
Other current assets		92,983	(14,479)	62,508
Other non-current assets		1,151	2,537	(5,093)
Trade accounts and notes payable		323,548	(46,796)	(2,600,804)
Other accounts payable		(47,798)	(529,621)	(124,910)
Accrued expenses		(47,088)	92,474	157,252
Provisions		(179,969)	(134,684)	(119,049)
Advances received		(19,461)	(16,161)	11,034
Proceeds from settlement of derivatives		—	35,757	79,881
Other current liabilities		(33,367)	(4,050)	(19,466)
Defined benefit liabilities (assets), net		(45,123)	(38,018)	(97,767)
Long-term advances received		1,580,222	—	—
Other non-current liabilities		33,493	5,436	45,827
Cash generated from operations	~~W~~	2,819,329	3,373,456	3,169,950

Changes in Liabilities Arising from Financing Activities
(b)
Changes in liabilities arising from financing activities for the years ended December 31, 2024 and 2025 are as follows:

				Non-cash transactions
(In millions of won)	January 1, 2024		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Classification of liabilities held for sale	Others	December 31, 2024
Short-term borrowings	~~W~~	1,875,635	(1,065,878)	159,838	—	—	—	969,595
Long-term borrowings		13,165,351	(726,352)	1,051,834	4,203	(1,060,592)	8,236	12,442,680
Bonds		1,488,143	(370,000)	18,004	1,692	—	—	1,137,839
Security deposits received		153,370	—	—	—	—	7,343	160,713
Lease liabilities		73,364	(71,008)	16,752	—	(6,772)	45,639	57,975
Dividend payable		7,302	(136,519)	268	—	—	135,339	6,390
Total	~~W~~	16,763,165	(2,369,757)	1,246,696	5,895	(1,067,364)	196,557	14,775,192

				Non-cash transactions
(In millions of won)	January 1, 2025		Cash flows from financing activities	Gain or loss on foreign currency translation	Interest expense	Others	December 31, 2025
Short-term borrowings	~~W~~	969,595	(117,506)	(41,371)	—	—	810,718
Long-term borrowings		12,442,680	(1,134,089)	9,619	11,108	1,008	11,330,326
Bonds		1,137,839	(612,000)	(3,507)	762	—	523,094
Security deposits received		160,713	(40,500)	—	—	18,171	138,384
Lease liabilities		57,975	(52,902)	(11,326)	—	65,931	59,678
Dividend payable		6,390	(6,390)	—	—	—	—
Total	~~W~~	14,775,192	(1,963,387)	(46,585)	11,870	85,110	12,862,200

Summary of Details of Significant Non-Cash Transactions
(c)
Details of significant non-cash transactions for the years ended December 31, 2023, 2024 and 2025 are as follows:

(In millions of won)		2023	2024	2025
Changes in other accounts payable arising from the acquisition of property, plant and equipment	~~W~~	(348,046)	(630,267)	(116,302)
Changes in other accounts payable arising from the acquisition of intangible assets		(27,918)	(137,918)	(88,733)
Recognition of right-of-use assets and lease liabilities		74,611	33,865	59,797
Reclassification of the current portion of borrowings/bonds		(3,441,686)	(6,559,088)	(3,874,477)
Classification of assets held for sale		—	983,317	—
Classification of liabilities held for sale		—	1,656,841	—

Summary of Details of Disposals
(d)
For the year ended December 31, 2025, the Group disposed of its subsidiaries, LG Display Guangzhou Co., Ltd. and LG Display (China) Co., Ltd. Details of the disposals are as follows:

(In millions of won)		2025
Total consideration from disposal
Cash and cash equivalents	~~W~~	2,203,806
Gain or loss on foreign currency translation		3,434
Subtotal	~~W~~	2,207,240
Carrying amount of disposed assets
Cash and cash equivalents	~~W~~	1,390,495
Trade accounts and notes receivable, net		1,523,477
Inventories, net		63,516
Property, plant and equipment		606,636
Others		11,525
Subtotal	~~W~~	3,595,649
Carrying amount of disposed liabilities
Trade accounts and notes payable	~~W~~	329,993
Financial liabilities		1,063,548
Other accounts payables and others		102,211
Others		722
Subtotal	~~W~~	1,496,474
Non-controlling interests	~~W~~	396,554
Reclassification of foreign currency translation differences for foreign operations		254,768
Gain on disposal		759,387